UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4428
Dreyfus U.S. Treasury Intermediate Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
March 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--71.5%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--13.8%
Federal Home Loan Banks,
Bonds	3.00	4/15/09	17,345,000	16,329,919
Federal National Mortgage
Association, Notes	4.75	8/25/08	5,275,000	5,235,031
Federal National Mortgage
Association, Notes	5.80	2/9/26	3,400,000	3,334,159
				24,899,109
U.S. Government Agencies/Mortgage-Backed--4.5%
Government National Mortgage Association I:
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			573,389	555,540
Ser. 2006-9, Cl. A, 4.20%,
8/16/25			1,200,000	1,158,775
Small Business Administration,
Ser. 2005-P10A, Cl. AN,
4.64%, 2/10/15			6,716,954	6,424,305
				8,138,620
U.S. Treasury Bonds--4.2%
4.50%, 2/15/36			2,965,000	2,782,931
5.25%, 11/15/28			4,695,000	4,822,282
				7,605,213
U.S. Treasury Notes--49.0%
2.75%, 7/31/06			18,850,000	18,735,882
2.88%, 11/30/06			4,800,000	4,739,626
3.50%, 8/15/09			20,790,000	19,945,302
3.50%, 11/15/09			1,375,000	1,315,270
3.50%, 2/15/10			2,285,000	2,178,962
3.63%, 4/30/07			28,915,000	28,548,936
3.88%, 2/15/13			4,030,000	3,801,112
4.25%, 8/15/13			4,090,000	3,935,030
4.50%, 2/15/16			5,400,000	5,253,611
				88,453,731
Total Bonds and Notes
(cost $131,391,963)				129,096,673

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
U.S. Treasury Notes, 4.5%,
2/15/2016 May 2006 @
99.53125	8,925,000	6,973
U.S. Treasuy Notes, 4.5%,
11/15/2015 April 2006 @
101.296875	8,850,000	3
Total Options
(cost $158,274)		6,976

Other Investments--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,117,000)	2,117,000 [a]	2,117,000
	Principal
Short-Term Investments--31.2%	Amount ($)	Value ($)

U.S. Government Agencies--.2%
Federal National Mortgage
Association 4.64%, 6/7/06	350,000 b	346,971
U.S. Treasury Bills--31.0%
4.53%, 5/25/06	4,265,000	4,237,533
4.52%, 4/27/06	51,850,000	51,694,450
		55,931,983
Total Short-Term Investments
(cost $56,264,965)		56,278,954

Total Investments (cost $189,932,202)	103.9%	187,499,603
Liabilities, Less Cash and Receivables	(3.9%)	(7,093,370)
Net Assets	100.0%	180,406,233
a	Investment in affiliated money market mutual fund.
b	Held by broker as collateral for open financial future positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND Statement of Futures March 31, 2006 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation/ (Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	51	5,326,313	June 2006	(30,297)
U.S. Treasury 10 Year Notes	438	46,599,094	June 2006	(533,813)
U.S. Treasury 30 Bonds	39	4,257,094	June 2006	(144,422)

Financial Futures Short
U.S. Treasury 2 Year Notes	504	102,745,126	June 2006	196,875
				(511,657)

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND Statement of Options Written March 31, 2006 (Unaudited)
	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
U.S. Treasury Notes, 4.5%, 11/15/2015
April 2006 @ 102.585	17,000,000	2
U.S. Treasury Notes, 4.5%, 2/15/2016
May 2006 @ 100.742	17,850,000	5,578

(Premiums received $158,273)		5,580

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)